CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (442,071)	$ (2,834,751)	$ 160,216
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation	8,640	5,445	2,644
Bad debt expenses	95,736	125,180	0
Impairment on prepaid investment	0	651,973	0
Change in operating assets and liabilities
Inventories	(117,909)	(1,122,391)	0
Accounts receivable	46,920	(118,507)	81,504
Accounts receivable - related parties	(372,930)	97,054	(104,664)
Other receivables	903,829	(926,167)	0
Other receivables - related parties	0	60,552	(63,204)
Prepayments - related parties	(672,448)	(353,437)	0
Prepayments and other current assets	356,969	2,820,285	(4,260,708)
Accounts payable	78,273	0	0
Other payables and accrued liabilities	3,496	(3,902)	8,542
Other payables - related parties	(3,913)	3,907	0
Taxes payable	9,047	44,204	24,284
Net cash used in operating activities	(106,360)	(1,550,555)	(4,151,386)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	0	(18,702)	(6,042)
Net cash used in investing activities	0	(18,702)	(6,042)
CASH FLOWS FROM FINANCING ACTIVITIES:
Registered capital contribution	0	0	3,582,420
Shares sold for cash	0	2,354,793	0
Advance from customer - related party	0	(578,888)	0
Net cash provided by financing activities	0	1,775,905	3,582,420
EFFECT OF EXCHANGE RATE ON CASH	8,700	(4,367)	(12,698)
CHANGES IN CASH	(97,660)	202,281	(587,706)
CASH AND CASH EQUIVALENT, beginning of year	249,430	47,149	634,855
CASH AND CASH EQUIVALENT, end of year	151,770	249,430	47,149
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	0	0	0
Cash paid for interest	$ 0	$ 0	$ 0